Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Dates
31-Jan-2023
Actual/360 Days
29
30/360 Days
30
15-Feb-2023
15-Feb-2023
Collection Period No.
41
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jan-2023
13-Feb-2023
14-Feb-2023
15-Feb-2023
17-Jan-2023
15-Jan-2023
Summary
Beginning
Balance
0.00
0.00
0.00
0.00
115,401,076.31
Principal
Payment
0.00
0.00
0.00
0.00
11,643,750.75
Ending
Balance
0.00
0.00
0.00
0.00
103,757,325.56
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
90.570557
Initial
Balance
360,800,000.00
511,000,000.00
50,000,000.00
464,000,000.00
128,560,000.00
Note
Factor
0.000000
0.000000
0.000000
0.000000
0.807073
1
15,401,076.31
103,757,325.56
1
1,643,750.75
T
otal Note Balance
1,514,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
38,830,160.91
154,231,237.22
4,719,387.20
158,950,624.42
38,830,160.91
142,587,486.47
4,274,666.45
146,862,152.92
38,846,436.21
1,553,206,436.21
61,799,793.88
1,615,006,230.09
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
38,846,436.21
38,830,160.91
38,830,160.91
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
2.040000%
4.634430%
1.940000%
2.040000%
Interest Payment
0.00
0.00
0.00
0.00
196,181.83
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
1.525994
Interest & Principal
Payment
0.00
0.00
0.00
0.00
11,839,932.58
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.000000
92.096551
$1
1,839,932.58
T
otal
$196,181.83

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
12,581,764.63
0.00
12,581,764.63
11,915,844.07
548,568.94
29,559.78
40,023.04
0.00
0.00
47,768.80
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
132,458.85
0.00
0.00
196,181.83
0.00
0.00
11,643,750.75
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
12,581,764.63
609,373.20
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
132,458.85
0.00
0.00
0.00
132,458.85
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
196,181.83
0.00
0.00
0.00
0.00
196,181.83
0.00
0.00
0.00
0.00
0.00
0.00
196,181.83
0.00
0.00
0.00
0.00
196,181.83
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
196,181.83
196,181.83
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
11,643,750.75
0.00
0.00
0.00
11,643,750.75
Aggregate Principal Distributabl
e
Amount
11,643,750.75
11,643,750.75
0.00

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,883,016.09
0.00
3,883,016.09
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
12,052.02
35,716.78
0.00
12,052.02
12,052.02
0.00
47,768.80
3,883,016.09
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Pool Statistics
Pool Data
4.06%
19.92
50.90
Cutoff Date Pool Balance
Amount
1,615,006,230.09
Pool Balance beginning of Collection Period
158,950,624.42
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
146,862,152.92
13,401
14,230
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
50,838
8,931,844.12
2,983,999.95
0.00
172,627.43
Pool Factor
9.09%
3.71%
52.01
12.33

Mercedes-Benz Auto Receivables
T
rust 2019-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.94%
0.75%
0.18%
0.14%
100.00%
145,301,703.24
1,095,938.36
263,259.24
201,252.08
146,862,152.92
13,300
75
15
11
13,401
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
2.302%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.316%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,643.83
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.510%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
5,447,937.64
107,106.38
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
17
820
Losses
(1)
Amount
172,627.43
29,437.88
36,083.17
Number of Receivables
Number of Receivables
Amount
24,029,274.38
7,904,338.49
10,676,998.25
Current
Cumulative
0.337%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.841%
Prior Collection Period
0.017 % Second Prior
Collection
Period
0.301
%
Third
Prior
Collection
Period
0.883%